EQUITY TRANSACTIONS (Details Narrative) - USD ($)			12 Months Ended
	Sep. 27, 2024	May 21, 2024	May 31, 2024
Class of Stock [Line Items]
Debt conversion shares issued			2,265,475,967
Debt conversion converted amount			$ 350,472
Standby Equity Financing Agreement [Member] | Mac Rab, LLC [Member]
Class of Stock [Line Items]
Purchase of common stock	$ 1,250,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for services, shares			185,000,000
Common stock issued for services, value			$ 102,700
Note Purchase Agreement [Member]
Class of Stock [Line Items]
Principal amount		$ 555,555
Interest rate		12.00%
Number of warrants available for purchase		5,555,555,500
Exercise price		$ 0.0001
Shares registered for Note 3		1,455,524,579
Equity Agreement [Member]
Class of Stock [Line Items]
Number of shares issued, shares			349,461,323
Net proceeds			$ 55,730